CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2025
CONCENTRATIONS
Schedule of customer concentration based on revenue threshold
In Thousands of US Dollars
Description	2025	2024	2023
Customer A	$-	$-	$-
Customer B	$-	$-	$-
Customer C	$-	$-	$-